Net interest income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income were related to:
Interest income	kr 6,729	kr 2,719	kr 4,108
Interest expenses
Interest expenses excl. resolution fee	(4,353)	(724)	(2,076)
Resolution fee	(88)	(88)	(86)
Risk tax	(109)
Total interest expenses	(4,550)	(812)	(2,162)
Net interest income	2,179	1,907	1,946
Financial liabilities at fair value through profit or loss
Interest expenses
Total interest expenses	1,346	530	725
Derivative used for hedge accounting, liabilities
Interest expenses
Total interest expenses	(1,405)	2,146	1,904
Financial liabilities at amortized cost
Interest expenses
Total interest expenses	(4,454)	(3,415)	(4,731)
Financial assets at fair value through profit or loss.
Interest income were related to:
Interest income	(32)	(1,750)	(1,070)
Interest expenses
Total interest expenses	(37)	(73)	(60)
Derivatives used for hedge accounting, assets
Interest income were related to:
Interest income	(183)	(439)	(396)
Financial assets at amortized cost
Interest income were related to:
Interest income	6,944	4,908	5,574
Interest expenses
Total interest expenses	0	0	0
Loans to credit institutions
Interest income were related to:
Interest income	506	131	236
Loans to the public
Interest income were related to:
Interest income	5,106	3,782	4,210
Loans in the form of interest-bearing securities
Interest income were related to:
Interest income	1,114	776	897
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income were related to:
Interest income	535	50	242
Derivatives
Interest income were related to:
Interest income	(797)	(2,239)	(1,708)
Administrative remuneration -CIRR-system
Interest income were related to:
Interest income	237	198	197
Administrative remuneration for concessionary loans	1	1
Other assets
Interest income were related to:
Interest income	kr 28	kr 21	kr 34